Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Detailed Information Of Financial Position [Abstract]
Schedule of Property, Plant and Equipment

(amounts in thousands of euros)	General equipment, fixtures and fittings	Plant, equipment and tooling	Office equipment and computers	Assets under construction	Advance payment	TOTAL
GROSS VALUE
As of December 31, 2021	22,090	5,916	1,117	112	—	29,235
Increase		79		3		82
Decrease	(19,862)	(2,070)	(383)	(54)		(22,369)
FX rate impact	690	165	15	2		872
Reclassification		(17)	2	15		—
As of June 30, 2022	2,918	4,073	751	78	—	7,820

ACCUMULATED DEPRECIATION
As of December 31, 2021	(6,454)	(3,102)	(719)	—	—	(10,275)
Amortization	(723)	(466)	(88)	(75)	—	(1,352)
Depreciation	(719)	(771)	(123)			(1,613)
Decrease	5,437	1,036	222	—	—	6,695
FX rate impact	(179)	(75)	(8)	—	—	(262)
Reclassification				—	—	—
As of June 30, 2022	(2,638)	(3,378)	(716)	(75)	—	(6,807)

NET VALUE
As of December 31, 2021	15,636	2,814	398	112	—	18,960
As of June 30, 2022	280	695	35	3	—	1,014

Schedule of Recoverable Amount of Property, Plant and Equipment
At June 30, 2022, the recoverable amount of the property, plant and equipment assets in France was as follows:

As of June 30, 2022
General equipment, fixtures and fittings	280
Plant, equipment and tooling	176
Office equipment and computers	25

Schedule of Right of Use

(amounts in thousands of euros)	Buildings	Plant, equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2021	9,445	1,350	106	118	11,019
Increase	—	—	6	—	6
Decrease	(4,394)		—	—	(4,394)
FX rate impact	150		—	—	150
Reclassification	—	—	—	—	—
As of June 30, 2022	5,201	1,350	112	118	6,781

ACCUMULATED DEPRECIATION
As of December 31, 2021	(2,934)	(1,033)	(65)	(118)	(4,150)
Amortization	(468)	(26)	(13)	—	(507)
Depreciation	(811)				(811)
Decrease	1,371	—	—	—	1,371
FX rate impact	(39)	(3)	—	—	(42)
Reclassification	—	—	—	—	—
As of June 30, 2022	(2,881)	(1,063)	(78)	(118)	(4,140)

NET VALUE
As of December 31, 2021	6,511	317	41	—	6,869
As of June 30, 2022	2,320	287	34	—	2,641

Schedule of Trade Receivables and Other Current Assets

(amounts in thousands of euros)	12/31/2021	06/30/2022
Trade and other receivables	12	306
Total current trade receivables	12	306
Research Tax Credit	3,549	4,409
Other receivables (including tax and social receivables)	669	444
Net investment in a sublease	479	309
Advance payments to suppliers	377	31
Prepaid expenses	1,256	2,574
Other financial assets	7	707
Total other current assets	6,337	8,474

Summary of Cash and Cash Equivalents

(amounts in thousands of euros)	12/31/2021	06/30/2022
Current account	24,593	44,219
Term deposits	9,106	9,120
Total cash and cash equivalents as reported in statement of financial position	33,699	53,339
Bank overdrafts	—	—
Total cash and cash equivalents as reported in statement of cash flow	33,699	53,339

Summary of Provisions for Risks and Charges

(en K€)	12/31/2020	12/31/2021	06/30/2022
Provision for retirement indemnities	652	524	248
Provisions - non-current portion	652	524	248
Restructuring provision	—	—	1,859
Provisions - current portion	—	—	1,859

Summary of Financial Liabilities by Type

(amounts in thousands of euros)	Convertible notes	Conditional advances	Bank loans	Other	Total
As of December 31, 2021	—	5,281	10,077	38	15,396
Collection				3,088	3,088
Fair value of embedded derivatives					—
Amortized cost			52		52
Conversion					—
Repayment					—
FX rate impact					—
As of June 30, 2022	—	5,281	10,129	3,126	18,536

Summary of Financial Liabilities by Maturity
Financial liabilities by maturity

June 30, 2022 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Convertible notes	—	—	—	—	—
Conditional advances	—	—	—	5,281	5,281
Bank loans	1,502	5,072	2,399	1,157	10,130
Other	38				38
Total financial liabilities	1,540	5,072	2,399	6,438	15,449

Summary of Lease Liabilities

(in thousands of euros)	Lease liabilities
As of December 31, 2021	9,979
Increase without cash impact	6
Repayment	(907)
Decrease without cash impact	(5,296)
FX rate impact	225
Capitalized interests
As of June 30, 2022	4,007

Summary of Lease Liabilities by Maturity	Lease liabilities by maturity

	Less than one year	One to three years	Three to five years	More than five years	Total
As of June 30, 2022	1,027	1,164	894	922	4,007

Summary of Trade Payables and Other Current Liabilities

(amounts in thousands of euros)	12/31/2021	06/30/2022
Vendors	2,485	2,493
Vendors - accruals	11,669	9,501
Total trade and other payables	14,154	11,994
Social liabilities, taxation and social security	3,716	6,682
Fixed assets payables	2	97
Deferred revenue	93	61
Other payables	59	67
Total other current liabilities	3,870	6,907

Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position

As of December 31, 2021 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current assets	876			876		876
Other financial assets	1,260			1,260		1,260
Trade and other receivables	12			12		12
Other current assets	4,218			4,218		4,218
Cash and cash equivalents (2)	33,699	33,699				33,699
Total financial assets	40,065	33,699	—	6,366	—	40,065
Financial liabilities - non current portion (3)	15,232				15,232	15,232
Derivative liabilities - non current portion (5)	—	—				—
Lease liabilities - non current portion (4)	8,162				8,162	8,162
Financial liabilities - current portion (3)	164				164	164
Derivative liabilities - current portion (5)	—	—				—
Lease liabilities - current portion (4)	1,817				1,817	1,817
Trade and other payables	14,154				14,154	14,154
Other current liabilities	3,777				3,777	3,777
Total financial liabilities	43,306	—	—	—	43,306	43,306

As of June 30, 2022 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current assets	205			205		205
Other current financial assets	707			707		707
Trade and other receivables	306			306		306
Other current assets	5,900			5,900		5,900
Cash and cash equivalents (2)	53,339	53,339				53,339
Total financial assets	60,457	53,339	—	7,118	—	60,457
Financial liabilities - non current portion (3)	12,762				12,762	12,762
Derivative liabilities - non current portion (5)	—	—				—
Lease liabilities - non current portion (4)	2,980				2,980	2,980
Financial liabilities - current portion (3)	5,774				5,774	5,774
Derivative liabilities - current portion (5)	—	—				—
Lease liabilities - current portion (4)	1,027				1,027	1,027
Trade and other payables	11,994				11,994	11,994
Other current liabilities	6,846				6,846	6,846
Total financial liabilities	41,383	—	—	—	41,383	41,383
(1)The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)Cash and cash equivalents are comprised of cash in bank and term deposit accounts, which are measured using level 1 measurements.
(3)The fair value of financial liabilities is determined using level 2 measurements.
(4)The fair value of lease liabilities is determined using level 2 measurements.
(5)The fair value of derivative liabilities is determined using level 3 measurements.